SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	59	59	60
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 4,533	$ 13,730	$ 76,370
Number of Shares, Granted
Weighted Average Price Per Share, Granted
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Expired			(1)
Weighted Average Price Per Share, Expired			$ 3,750,000
Number of Shares, Outstanding, Ending balance	59	59	59
Weighted Average Price Per Share, Outstanding, Ending balance	$ 4,533	$ 4,533	$ 13,730
Number of Shares, Exercisable, Ending balance	59	59
Weighted Average Price Per Share, Exercisable, Ending balance	$ 4,533	$ 4,531
Weighted average remaining contractual term	6 years 4 months 13 days	6 years 10 months 17 days
Weighted average fair value of options granted during the period	0 years	0 years
Aggregate intrinsic value
Number of Shares, Forfeited
Weighted Average Price Per Share, Forfeited